INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2014
INCOME TAXES [Abstract]
Schedule of Provision for Income Taxes

	2014	2013	2012
	(Dollars in Thousands)
Currently payable:
Federal	$332	$284	$575
State	70	6	76

	402	290	651
Deferred	71	252	251

Total	$473	$542	$902

Schedule of Income Tax Amounts Recorded to Stockholders' Equity

	2014	2013	2012

	(Dollars in Thousands)
Net unrealized gain on securities available for sale	$(27)	$(47)	$4
Net non-credit losses on securities with OTTI	(139)	(285)	(232)

	$(166)	$(332)	$(228)

Schedule of Deferred Tax Assets and Liabilities

	2014	2013
	(Dollars in Thousands)
Deferred tax assets:
Allowance for loan losses	$83	$108
Deferred compensation	89	87
Reserve for uncollected interest	12	62
Reserve for off-balance sheet commitments	16	17
OTTI other impairment	284	423
OTTI credit impairment	103	115
Other	103	82

Total gross deferred tax assets	690	894

Deferred tax liabilities:
Net unrealized gain on securities available for sale	67	41
Deferred origination fees, net	81	81
Depreciation reserve	28	23
Other	2	1

Total gross deferred tax liabilities	178	146

Net deferred tax assets	$512	$748

Schedule of Reconciliation of Income Taxes

	2014		2013		2012
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income

	(Dollars in Thousands)

Provision at statutory rate	$474	34.0%	$551	34.0%	$783	34.0%
State income tax, net of federal tax benefit	46	3.3	4	0.2	50	2.2
Tax exempt income	(2)	(0.1)	(2)	(0.1)	(31)	(1.3)
Other, net	(45)	(3.3)	(11)	(0.7)	100	4.3

Actual tax expense and effective rate	$473	34.0%	$542	33.4%	$902	39.1%